DEBT - Maturities of Principal Amounts of Our Other Borrowings (Details) $ in Thousands	Sep. 30, 2024 USD ($)
Debt Disclosure [Abstract]
2025	$ 279
2026	266
2027	385
2028	525
2029	356
Thereafter	886
Carrying amount	$ 2,697